Business Combinations (Tables)	6 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Fair Value of Consideration Transferred and the Effects on Cash Flows of the Acquisition of Subsidiaries

The fair value of consideration transferred and the effects on cash flows of the acquisition of subsidiaries were as follows:

	ARB Synergy	ARB Databook
Net assets upon acquired	(9,455)	(744,835)
Less: NCI	-	-
Equity shares acquired	100%	100%
Group’s share of net assets acquired	(9,455)	(744,835)
Add: Goodwill on consolidation	754,291	-
Total fair value of consideration for the acquisitions	744,836	744,835

Fair value consideration for the acquisitions	744,836	(744,835)
Less: Consideration paid in previous year	(744,835)	744,835
Total consideration satisfied by cash	1	-
Less: Cash and cash equivalents of subsidiaries	(53,383)	-
Cash inflow from acquisitions of subsidiaries	(53,382)	-
RM

Net assets upon acquired	210,802
Less: NCI
Equity shares acquired	49%
Group’s share of net assets acquired	103,293
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss	(54,293)
Total fair value of consideration for the acquisitions	49,000

Fair value consideration for the acquisitions	49,000
Less: Consideration paid in previous year as other investments	-
Total consideration satisfied by cash	49,000

Schedule of Effects on the Group’s Financial Statements

The effects on the Group’s financial statements were as follows:

	ARB AI	ARBIOT	ARB Techsymbol	ARB Logistic	ARB WMS	ARB Information	ARB AI Tech	ARB 5G	ARB Big Data	Total
	RM	RM	RM	RM	RM	RM	RM	RM	RM	RM
Proceeds from disposal	-	-	-	-	-	-	-	-	-	-
Less: Cost of investment in a subsidiary company disposed (co level)	(1)	(1,009,900)	(1)	(100,000)	(100,000)	(1)	(1)	(100)	(1)	(1,210,005)
Less: Expenses incurred on disposal	-	(1)	-	-	-	-	-	-	-	(1)
Net gain on disposal of a subsidiary company at company level	(1)	(1,009,901)	(1)	(100,000)	(100,000)	(1)	(1)	(100)	(1)	(1,210,006)
Pre-acquisition reserves recognised upon acquisition	-	999,999	-	-	50,999	-	-	-	-	1,050,998
Post-acquisition reserves recognised up to the date of disposal	-	-	-	-	-	-	-	-	-	-
Net loss on strike off of a subsidiary company at Group level	(1)	(9,902)	(1)	(100,000)	(49,001)	(1)	(1)	(100)	(1)	(159,008)

Schedule of Loss on disposal of subsidiaries

The effects on the Group’s financial statements is as follows:

ARB Midware
Group
RM

Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level	-
Post-acquisition reserves recognized up to the date of disposal	(305,818)
Loss on disposal of subsidiaries at the Group level	(305,818)

Schedule of Assets and Liabilities of Disposal of Subsidiaries

The value of assets and liabilities of disposal of subsidiaries are as follows:

ARB Midware
Group
RM

Trade receivables	1,448,282
Other receivables, prepayments and deposits	205,000
Cash and bank balances	213,504
Trade payables	(618,071)
Other payables and accruals	(450,751)
Tax payables	(191,834)
606,130
Non-controlling interest	(300,311)
305,819
Add: Goodwill	-
305,819
Loss on disposal of subsidiaries at the Group level	(305,818)
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(213,504)
Net cash outflow upon disposal of subsidiaries	(213,503)